Schedule IV - Reinsurance	12 Months Ended
Dec. 31, 2025
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Abstract]
Schedule IV - Reinsurance
SCHEDULE IV - REINSURANCE
For the Twelve Months Ended December 31, 2025, 2024 and 2023
Premiums Written

	Direct	Assumed	Ceded	Net Amount

	($ in millions)
2025	$2,768.1	$1,905.1	$(1,837.2)	$2,836.0
2024	$2,723.5	$1,885.8	$(1,666.7)	$2,942.6
2023	$2,446.6	$1,521.0	$(1,385.7)	$2,581.9

Premiums Earned

	Gross Amount	Assumed From Other Companies	Ceded to Other Companies	Net Amount	Percentage of Amount Assumed to Net Amount

	($ in millions, except for percentages)
2025	$2,752.2	$1,850.0	$(1,770.3)	$2,831.9	65.3%
2024	$2,565.7	$1,822.1	$(1,498.1)	$2,889.7	63.1%
2023	$2,444.8	$1,562.0	$(1,392.3)	$2,614.5	59.7%